Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 1,627	$ 1,416
Short-term investments	2,202	2,549
Accounts receivable, net of allowances of ($22) and ($31)	1,203	1,230
Raw materials	102	116
Work in process	919	935
Finished goods	710	706
Inventories	1,731	1,757
Deferred income taxes	393	473
Prepaid expenses and other current assets	863	805
Total current assets	8,019	8,230
Property, plant and equipment at cost	6,556	6,891
Accumulated depreciation	(3,157)	(2,979)
Property, plant and equipment, net	3,399	3,912
Long-term investments	216	215
Goodwill, net	4,362	4,362
Acquisition-related intangibles, net	2,223	2,558
Deferred income taxes	207	280
Capitalized software licenses, net	118	142
Overfunded retirement plans	130	68
Other assets	264	254
Total assets	18,938	20,021
Current liabilities:
Current portion of long-term debt	1,000	1,500
Accounts payable	422	444
Accrued compensation	554	524
Income taxes payable	119	79
Deferred income taxes	1	2
Accrued expenses and other liabilities	651	881
Total current liabilities	2,747	3,430
Long-term debt	4,158	4,186
Underfunded retirement plans	216	269
Deferred income taxes	548	572
Deferred credits and other liabilities	462	603
Total liabilities	8,131	9,060
Stockholders’ equity:
Preferred stock, $25 par value. Authorized – 10,000,000 shares. Participating cumulative preferred. None issued.	0	0
Common stock, $1 par value. Authorized – 2,400,000,000 shares. Shares issued: 1,740,815,939	1,741	1,741
Paid-in capital	1,211	1,176
Retained earnings	28,173	27,205
Treasury common stock at cost. Shares: 2013 – 658,012,970; 2012 – 632,636,970	(19,790)	(18,462)
Accumulated other comprehensive income (loss), net of taxes	(528)	(699)
Total stockholders’ equity	10,807	10,961
Total liabilities and stockholders’ equity	$ 18,938	$ 20,021